INCOME TAXES - Net Loss before income tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Net loss before income tax from PRC operations	¥ (251,302)	¥ (92,498)	¥ (104,524)
Net loss before income tax from non-PRC operations	(49,529)	(153,444)	(2,891)
Total net loss before income tax	¥ (300,831)	¥ (245,942)	¥ (107,415)